Capital provision assets	12 Months Ended
Dec. 31, 2021
Capital provision assets.
Capital provision assets

6. Capital provision assets

Capital provision assets are financial assets held at fair value through profit or loss that relate to the provision of capital in connection with legal finance. Capital provision-direct assets represent those assets in which the Group has provided financing directly to a client or to fund a principal position in a legal finance asset. BOF-C is included in capital provision-direct assets because the Group does not invest any capital in BOF-C. Capital provision-indirect assets represent those assets in which the Group’s capital is provided through a fund as a limited partner contribution. At December 31, 2021 and 2020, capital provision-indirect assets consisted entirely of assets held through the Strategic Value Fund as no deployments had been made to the Advantage Fund at December 31, 2021.

The table below sets forth the changes in capital provision assets for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
At January 1	2,564,742	2,447,266
Additions	673,965	297,143
Realizations	(455,148)	(540,294)
Income for the period	131,819	343,393
Foreign exchange gains/(losses)	(14,913)	17,234
At December 31	2,900,465	2,564,742
Unrealized fair value at December 31,	1,306,380	1,329,313

The table below sets forth the breakdown of the capital provision-direct assets and capital provision-indirect assets at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Capital provision assets are comprised of:
Capital provision-direct assets	2,887,610	2,479,576
Capital provision-indirect assets	12,855	85,166
Total capital provision assets	2,900,465	2,564,742

The table below sets forth the components of the capital provision income for the years ended December 31, 2021, 2020 and 2019:

($ in thousands)	2021	2020	2019
Realized gains relative to cost	153,607	208,157	146,922
Previous unrealized gains transferred to realized gains	(54,017)	(15,263)	(85,536)
Fair value adjustment in the period	32,229	148,102	351,800
Interest income on certain capital provision-indirect assets	-	2,397	15,006
Income on capital provision assets	131,819	343,393	428,192
Interest and other income/(loss)	160	199	(1,213)
Impairment of other asset	(500)	-	(1,000)
Foreign exchange gains/(losses)	(3,930)	1,312	34
Loss on investment subparticipation	-	-	-
Net gain on derivative financial instruments	-	-	2,846
Loss on financial liabilities at fair value through profit or loss	-	(4,779)	(20,872)
Gain/(loss) on equity securities	-	(22)	1,169
Total capital provision income as reported on the consolidated statement of comprehensive income	127,549	340,103	409,156

Foreign exchange (losses)/gains on capital provision assets are reported in either capital provision income or foreign currency transactions (losses)/gains in the consolidated statements of comprehensive income. Exchange differences arising from non-US dollar denominated capital provision assets held by US dollar functional currency entities are recognized in capital provision income in the consolidated statements of comprehensive income. All other foreign exchange translation differences arising from capital provision assets held by non-US dollar functional currency entities are recognized in other comprehensive income in the consolidated statements of comprehensive income.

The Group generally relies on privileged information to determine its asset valuations and, as a result, is precluded from disclosing individual asset valuations publicly. However, the Group’s sale during the year ended December 31, 2019 of a part of its entitlement to proceeds in the YPF-related Petersen matter was uniquely of such a size and breadth (including third-party sales organized by the Group’s financial adviser as part of the same transaction, resulting in the total sale of 15% of the entitlement to proceeds) that it was appropriate to use the sale price alone, without consideration of privileged information, to set the Group’s valuation of its YPF-related assets during the year ended December 31, 2019, which remained the same during the years ended December 31, 2020 and 2021. The carrying value of the YPF-related assets (both Petersen and Eton Park combined) on our consolidated balance sheet was $1,160 million with $1,103 million of unrealized gains at December 31, 2021. There have been no transfers of unrealized to realized gains, so the fair value adjustment remains $1,103 million.

Loss on financial liabilities at fair value through profit or loss reflects losses on assets and liabilities used to hedge certain capital provision-indirect assets. Gains that would correspond to the hedge losses are included in income on capital provision assets.

On a consolidated basis, the capital provision-indirect assets represent solely the equity securities and related claims in the Strategic Value Fund.